GS Mortgage-Backed Securities Trust 2022-PJ3 ABS-15G

Exhibit 99.4 - Schedule 6

Data Compare

Run Date - 03/01/2022 2:55:55 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	PITI	XXXXXXXX	XXXXXXXX	Verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Self-Employment Flag		XXXXXXXX	Verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Note Date		XXXXXXXX	Verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	PITI	XXXXXXXX	XXXXXXXX	Verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM Status	XXXXXXXX	XXXXXXXX	Verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Qualifying Credit Score	XXXXXXXX	XXXXXXXX	Verified